EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the Champlain Small Company Fund, Champlain Mid Cap Fund and Champlain Emerging Markets Fund, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 13, 2017 (SEC Accession No. 0001135428-17-001115), in interactive data format.